Summary of Significant Accounting Policies (Details) - Schedule of segmental and revenue analysis - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net revenues	$ 26,350,543	$ 23,716,978	$ 25,973,963
Net revenues from related parties	24,808,223	13,857,014	21,066,741
Total net revenues	51,158,766	37,573,992	47,040,704
Products [Member]
Segment Reporting Information [Line Items]
Net revenues	3,455,606	2,152,846	1,387,955
Projects [Member]
Segment Reporting Information [Line Items]
Net revenues	18,734,444	16,906,709	6,223,293
Services [Member]
Segment Reporting Information [Line Items]
Net revenues	4,160,493	4,657,423	18,362,715
Products – related parties [Member]
Segment Reporting Information [Line Items]
Net revenues	2,390,876	796,121	304,938
Projects – related parties [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 22,417,347	$ 13,060,893	$ 20,761,803